Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Container Purchases Property	Dec. 31, 2011 Container Purchases Property	Jan. 31, 2014 Dividend Declared	Jan. 31, 2014 Subsequent Event Container Purchases Property	Jan. 31, 2014 Subsequent Event Container Purchases Purchase One
Subsequent Event [Line Items]
Number of containers purchased			102,900	115,500		24,146
Total purchase consideration						$ 34,649	$ 34,649
Cash purchase consideration			203,374	179,443		34,592
Intangible asset for the management rights relinquished	$ 8,305	$ 7,748	$ 8,305	$ 7,748		$ 57
Dividend declared date					Jan. 31, 2014
Common stock dividend declared, per share					$ 0.47
Dividend payable date					Mar. 04, 2014
Dividend record date					Feb. 21, 2014